Summary of Significant Accounting Policies: Other Income (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Other Income

Other Income / Operating and Other Expenses

Other income in 2015 and 2013 relates to legal settlements received on structured security investments that had previously been sold. Operating and other expenses in 2015 include legal expenses related to the settlement received.